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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               --------------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA  02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:


Christopher de Roetth (signature on file)      Boston, MA        April 29, 2011
-----------------------------------------  ------------------  -----------------
                [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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     4/28/2011

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Page 1 of 4                    FORM 13 F                 NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
Berkshire Hathaway Hld B             Common 084670702
                                      Stock            12,764,865   152,635 152,635                             152,635
Berkshire Hathaway Inc. CL "A"       Common 084670108
                                      Stock             1,503,600        12      12                                  12
Accretive Health Inc.                Common 00438V103
                                      Stock             2,276,320    82,000  82,000                              82,000
Credit Acceptance Corporation        Common 225310101
                                      Stock            16,024,045   225,818 225,818                             225,818
D R Horton Inc                       Common 23331A109
                                      Stock             3,853,820   330,800 330,800                             330,800
CTPartners Executive S               Common 22945C105
                                      Stock               707,500    50,000  50,000                              50,000
Encana Corporation                   Common 292505104
                                      Stock               362,565    10,500  10,500                              10,500
Energy Recovery Inc.                 Common 29270J100
                                      Stock                79,500    25,000  25,000                              25,000
ETFS Metal Securities Austrailia LTD Common Q3635T113
Redeemable Pref SHS                   Stock               428,324     3,068   3,068                               3,068
G Check PT Software Ford             Common M22465104
                                      Stock             2,580,578    50,550  50,550                              50,550
Gammon Gold Inc.                     Common 36467T106
                                      Stock               827,640    79,200  79,200                              79,200
Maxim Integrated Products            Common 57772K101
                                      Stock             6,508,800   254,250 254,250                             254,250
Ritchie Bros. Auction                Common 767744105
                                      Stock             1,629,885    57,900  57,900                              57,900
                                                      ----------- ---------
   COLUMN TOTALS                                       49,547,442 1,321,733
                                                      =========== =========
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     4/28/2011

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Page 2 of 4                    FORM 13 F                 NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
Barrick Gold Corporation             Common 067901108
                                      Stock             9,763,960   188,094 188,094                             188,094
Canadian Natural Resources           Common 136385101
                                      Stock               961,414    19,450  19,450                              19,450
Microsoft Corporation                Common 594918104
                                      Stock             7,333,902   288,850 288,850                             288,850
Johnson & Johnson                    Common 478160104
                                      Stock             1,540,500    26,000  26,000                              26,000
Leucadia National Corp               Common 527288104
                                      Stock             1,839,460    49,000  49,000                              49,000
Goldcorp Inc.                        Common 380956409
                                      Stock             4,981,245   100,025 100,025                             100,025
Monsanto Co. (New)                   Common 61166W101
                                      Stock               541,950     7,500   7,500                               7,500
Cenovus Energy Inc.                  Common 15135U109
                                      Stock               275,660     7,000   7,000                               7,000
EMC Corp Mass                        Common 268648102
                                      Stock               212,480     8,000   8,000                               8,000
EOG Resources Inc.                   Common 26875P101
                                      Stock             2,073,925    17,500  17,500                              17,500
Enterprise Prods Partners LP         Common 293792107
                                      Stock             2,150,416    49,940  49,940                              49,940
Powersecure International, Inc.      Common 73936N105
                                      Stock             1,531,591   178,092 178,092                             178,092
SPDR Gold Trust                      Common 78463V107
                                      Stock             2,685,032    19,198  19,198                              19,198
                                                      ----------- ---------
   COLUMN TOTALS                                       35,891,535   958,649
                                                      =========== =========
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     4/28/2011

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Page 3 of 4                    FORM 13 F                 NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
Petaquilla Minerals LTD              Common 716013107
                                      Stock               334,656   350,425 350,425                             350,425
Transdigm Group Inc.                 Common 893641100
                                      Stock             1,928,090    23,000  23,000                              23,000
                                     Common
Penn West Energy Trust                Stock 707885109     344,034    12,420  12,420                              12,420
                                     Common
Randgold RES. LTD F                   Stock 752344309     203,850     2,500   2,500                               2,500
Asia Tigers Fund Inc.                Common
                                      Stock 04516T105   1,022,760    54,000  54,000                              54,000
Sprott Physical Gold Trust           Common 85207H104
                                      Stock             1,665,320   131,750 131,750                             131,750
Central Fund of Canada Ltd.          Common 153501101
                                      Stock               514,510    23,000  23,000                              23,000
Exxon Mobil Corporation              Common 30231G102
                                      Stock             4,105,460    48,799  48,799                              48,799
KB Home                              Common 48666K109
                                      Stock             1,928,200   155,000 155,000                             155,000
Schlumberger                         Common 806857108
                                      Stock               373,040     4,000   4,000                               4,000
Ishares Silver Trust                 Common  46428Q19
                                      Stock               485,364    13,200  13,200                              13,200
                                     Common
                                      Stock                                       0                                   0
                                                      ----------- ---------
   COLUMN TOTALS                                       12,905,284   818,094
                                                      =========== =========
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     4/28/2011

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                                                                                                                    (SEC USE ONLY)

Page 4 of 4                    FORM 13 F                 NAME OF REPORTING MANAGER  Account Management, LLC

                                                                                     Item 6:
                                                                              Investment Discretion
                                                                            ------------------------
                                                                                                                       Item 8:
                                                                                        (b)                       Voting Authority
                                     Item 2:                       Item 5:            Shared-           Item 7:       (Shares)
                                      Title   Item 3:    Item 4:  Shares or         As Defined   (c)   Managers -------------------
                 Item 1:               of      CUSIP  Fair Market Principal    (a)      in     Shared-    See     (a)     (b)   (c)
             Name of Issuer           Class   Number     Value     Amount     Sole   Instr. V   Other  Instr. V   Sole  Shared None
------------------------------------ ------ --------- ----------- --------- ------- ---------- ------- -------- ------- ------ ----
                                     Common
                                      Stock                                       0                                   0
                                     Common
                                      Stock                                       0                                   0
                                     Common
                                      Stock                                       0                                   0
                                     Common
                                      Stock                                       0                                   0
                                     Common
                                      Stock                                       0                                   0
                                     Common
                                      Stock                                       0                                   0
                                     Common
                                      Stock                                       0                                   0
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                                     Common
                                      Stock                                       0                                   0
                                                                0         0
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